EXPLORATION, EVALUATION AND DEVELOPMENT - Disclosure of detailed information about exploration, evaluation and development expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	$ 15,113	$ 16,186
Depreciation [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	528	624
Share-based compensation [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	478	427
Exploration salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	3,056	1,829
Direct exploration expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	6,097	6,167
Evaluation and development salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	2,344	2,299
Direct evaluation expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration, Evaluation and Development	$ 2,610	$ 4,840